UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06502

Name of Fund: BlackRock MuniYield Investment Fund (MYF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock MuniYield
Investment Fund, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011,
Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2009

Date of reporting period: 08/01/2008 – 10/31/2008

Item 1 – Schedule of Investments

BlackRock MuniYield Investment Fund
Schedule of Investments October 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

California - 1.6%	San Francisco, California, City and County Airport Commission,
	International Airport Revenue Refunding Bonds, AMT, 2nd Series,
	6.75%, 5/01/19	$ 2,500	$ 2,531,625

Florida - 133.9%	Alachua County, Florida, School Board, COP, 5.25%, 7/01/29 (a)	2,100	1,914,675

	Arbor Greene Community Development District, Florida, Special
	Assessment Revenue Refunding Bonds, 5%, 5/01/19	1,410	1,204,633

	Beacon Tradeport Community Development District, Florida, Special
	Assessment Revenue Refunding Bonds (Commercial Project), Series A,
	5.625%, 5/01/32 (b)	2,000	1,709,600

Brevard County, Florida, Health Facilities Authority, Healthcare Facilities
	Revenue Bonds (Health First, Inc. Project), 5%, 4/01/36	3,000	1,877,460

	Broward County, Florida, Airport System Revenue Bonds, AMT, Series I,
	5.75%, 10/01/18 (a)	2,870	2,706,266

Broward County, Florida, Educational Facilities Authority Revenue Bonds
	(Nova Southeastern University), 5%, 4/01/31 (c)	2,750	2,507,945

Broward County, Florida, Educational Facilities Authority Revenue Bonds
	(Nova Southeastern University), Series B, 5.625%, 4/01/34	1,000	780,940

	Broward County, Florida, HFA, S/F Mortgage Revenue Refunding Bonds,
	AMT, Series E, 5.90%, 10/01/39 (d)(e)(f)	1,470	1,364,395

	Broward County, Florida, School Board, COP, Series A, 5.25%, 7/01/33 (g)	3,300	3,002,901

	Citrus County, Florida, Hospital Board Revenue Refunding Bonds (Citrus
	Memorial Hospital), 6.25%, 8/15/23	2,150	1,995,909

	Citrus County, Florida, Hospital Board Revenue Refunding Bonds (Citrus
	Memorial Hospital), 6.375%, 8/15/32	2,850	2,513,386

	Collier County, Florida, IDA, IDR, Refunding (Southern States Utilities),
	AMT, 6.50%, 10/01/25	460	378,548

Duval County, Florida, HFA, S/F Mortgage Revenue Refunding Bonds, AMT,
	5.40%, 10/01/21 (d)(f)	645	630,417

Duval County, Florida, HFA, S/F Mortgage Revenue Refunding Bonds, AMT,
	5.85%, 10/01/27 (d)(f)(g)	1,410	1,402,442

	Escambia County, Florida, Environmental Improvement Revenue
Refunding Bonds (International Paper Company Projects), AMT, Series A,
	5%, 8/01/26	4,000	2,550,840

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

AMT Alternative Minimum Tax (subject to)

COP Certificates of Participation

DRIVERS Derivative Inverse Tax-Exempt Receipts

GO General Obligation Bonds

HFA Housing Finance Agency

IDA Industrial Development Authority

IDR Industrial Development Revenue Bonds

PCR Pollution Control Revenue Bonds

S/F Single-Family

BlackRock MuniYield Investment Fund
Schedule of Investments October 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	Florida Housing Finance Corporation, Homeowner Mortgage Revenue
	Refunding Bonds, AMT, Series 4, 6.25%, 7/01/22 (h)	$ 390	$ 396,263

	Florida Municipal Loan Council Revenue Bonds, Series A-1,
	5.125%, 7/01/34 (g)	1,580	1,361,265

	Florida Municipal Loan Council Revenue Bonds, Series B,
	5.375%, 11/01/30 (g)	4,250	3,884,330

	Florida State Governmental Utility Authority, Utility Revenue Bonds
	(Lehigh Utility System), 5.125%, 10/01/33 (a)	1,000	920,200

	Fort Myers, Florida, Utility System Revenue Refunding Bonds,
	5%, 10/01/31 (g)	2,750	2,518,450

Halifax Hospital Medical Center, Florida, Hospital Revenue Refunding and
	Improvement Bonds, Series A, 5.25%, 6/01/26	3,750	2,963,850

	Hillsborough County, Florida, Aviation Authority Revenue Bonds, AMT,
	Series A, 5.50%, 10/01/38 (c)	3,930	3,121,638

	Hillsborough County, Florida, Aviation Authority, Revenue Refunding
	Bonds, AMT, Series C, 5.75%, 10/01/26 (c)	1,000	875,260

	Hillsborough County, Florida, Court Facilities Revenue Bonds,
	5.40%, 11/01/12 (a)(i)	1,055	1,144,918

	Hillsborough County, Florida, IDA, Exempt Facilities Revenue Bonds
	(National Gypsum Company), AMT, Series A, 7.125%, 4/01/30	2,500	1,647,275

	Hillsborough County, Florida, IDA, Exempt Facilities Revenue Bonds
	(National Gypsum Company), AMT, Series B, 7.125%, 4/01/30	3,750	2,505,525

Hillsborough County, Florida, IDA, Hospital Revenue Bonds (H. Lee Moffitt
	Cancer Center Project), Series C, 5.50%, 7/01/32	1,000	775,360

	Hillsborough County, Florida, IDA, PCR, Refunding (Tampa Electric
	Company Project), Series A, 5.65%, 5/15/18	1,450	1,353,096

	Hillsborough County, Florida, School Board, COP, 5%, 7/01/29 (g)	1,500	1,392,225

	Jacksonville, Florida, Economic Development Commission, Health Care
	Facilities Revenue Bonds (Mayo Clinic-Jacksonville), Series A, 5.50%,
	11/15/36 (g)	1,000	882,210

	Jacksonville, Florida, Economic Development Commission, IDR
	(Metropolitan Parking Solutions Project), AMT, 5.50%, 10/01/30 (j)	1,140	851,272

	Jacksonville, Florida, Economic Development Commission, IDR
	(Metropolitan Parking Solutions Project), AMT, 5.875%, 6/01/31 (j)	2,800	2,347,436

	Jacksonville, Florida, Excise Taxes Revenue Bonds, Series B,
	5.125%, 10/01/32 (g)(k)	1,500	1,313,730

	Jacksonville, Florida, Guaranteed Entitlement Revenue Refunding and
	Improvement Bonds, 5.25%, 10/01/32 (g)(k)	2,315	2,159,779

	Jacksonville, Florida, HFA, Homeowner Mortgage Revenue Refunding
	Bonds, AMT, Series A-1, 5.625%, 10/01/39 (d)(e)(f)	1,000	875,980

BlackRock MuniYield Investment Fund
Schedule of Investments October 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

Jacksonville, Florida, Health Facilities Authority, Hospital Revenue Bonds
	(Baptist Medical Center Project), 5%, 8/15/37 (h)	$ 3,145	$ 2,750,994

	Jacksonville, Florida, Port Authority Revenue Bonds, AMT,
	6%, 11/01/38 (c)	3,920	3,488,996

	Lee County, Florida, Capital Revenue Bonds, 5.25%, 10/01/23 (a)	1,125	1,110,071

	Lee County, Florida, HFA, S/F Mortgage Revenue Bonds (Multi-County
	Program), AMT, Series A-1, 7.125%, 3/01/28 (d)(f)	30	30,331

Lee County, Florida, IDA, Health Care Facilities, Revenue Refunding Bonds
	(Shell Point/Alliance Obligor Group), 5%, 11/15/32	1,380	885,532

	Lee Memorial Health System, Florida, Hospital Revenue Bonds, Series A,
	5%, 4/01/32 (a)	3,000	2,635,350

	Leon County, Florida, HFA, S/F Mortgage Revenue Bonds (Multi-County
	Program), AMT, Series B, 7.30%, 1/01/28 (e)(f)	65	66,649

	Manatee County, Florida, HFA, S/F Mortgage Revenue Refunding Bonds,
	AMT, Sub-Series 1, 6.25%, 11/01/28 (f)	115	115,917

	Martin County, Florida, Health Facilities Authority, Hospital Revenue
	Bonds (Martin Memorial Medical Center), Series A, 5.75%, 11/15/12 (i)	1,350	1,485,378

	Martin County, Florida, Health Facilities Authority, Hospital Revenue
	Bonds (Martin Memorial Medical Center), Series A, 5.875%, 11/15/12 (i)	3,535	3,906,069

	Miami Beach, Florida, Water and Sewer Revenue Bonds,
	5.75%, 9/01/25 (a)	3,000	3,016,080

Miami-Dade County, Florida, Aviation Revenue Bonds, AMT, Series A, 5%,
	10/01/33 (h)	3,875	2,915,589

Miami-Dade County, Florida, Aviation Revenue Bonds (Miami International
	Airport), AMT, Series A, 6%, 10/01/29 (g)(k)	4,300	3,792,557

	Miami-Dade County, Florida, Aviation Revenue Refunding Bonds (Miami
	International Airport), AMT, Series A, 5.25%, 10/01/41 (h)	1,800	1,349,190

	Miami-Dade County, Florida, Aviation Revenue Refunding Bonds (Miami
	International Airport), AMT, Series A, 5.50%, 10/01/41 (h)	3,900	3,056,625

	Miami-Dade County, Florida, Aviation Revenue Refunding Bonds (Miami
	International Airport), AMT, Series B, 5%, 10/01/19 (c)(l)	4,315	3,798,279

Miami-Dade County, Florida, Expressway Authority, Toll System Revenue
	Bonds, 6.375%, 7/01/10 (i)(k)	16,000	17,156,000

Miami-Dade County, Florida, Expressway Authority, Toll System Revenue
	Bonds, Series B, 5%, 7/01/33 (g)(k)	4,050	3,471,457

	Miami-Dade County, Florida, HFA, Home Ownership Mortgage Revenue
	Bonds, AMT, Series A, 5.55%, 10/01/49 (d)(e)(f)	1,800	1,594,152

	Miami-Dade County, Florida, HFA, Home Ownership Mortgage Revenue
	Refunding Bonds, AMT, Series A-1, 6.30%, 10/01/20 (d)(f)	365	368,030

BlackRock MuniYield Investment Fund
Schedule of Investments October 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

Miami-Dade County, Florida, Health Facilities Authority, Hospital Revenue
	Refunding Bonds, DRIVERS, Series 208, 9.063%,
	8/15/17 (a)(m)(n)	$ 3	$ 2,876

	Miami-Dade County, Florida, School Board, COP, Refunding, Series B,
	5.25%, 5/01/28 (c)	2,720	2,604,808

	Miami-Dade County, Florida, School Board, COP, Refunding, Series B,
	5.25%, 5/01/30 (c)	2,250	2,136,105

	Miami-Dade County, Florida, School Board, COP, Series A, 5.50%,
	10/01/09 (h)(i)	3,200	3,310,976

	Miami-Dade County, Florida, School Board, COP, Series B,
	5%, 11/01/31 (a)	2,500	2,176,275

	Miami-Dade County, Florida, Solid Waste System Revenue Bonds, 5.25%,
	10/01/30 (g)	2,800	2,536,156

	Orange County, Florida, Educational Facilities Authority, Educational
	Facilities Revenue Bonds (Rollins College Project), 5.25%, 12/01/32 (a)	1,500	1,357,575

	Orange County, Florida, Health Facilities Authority, Hospital Revenue
	Bonds (Orlando Regional Healthcare), 6%, 12/01/12 (i)	5,140	5,663,252

	Orange County, Florida, Health Facilities Authority, Hospital Revenue
	Refunding Bonds (Orlando Regional Healthcare), Series B,
	5.25%, 12/01/29 (h)	2,300	2,181,918

	Orange County, Florida, Tourist Development, Tax Revenue Refunding
	Bonds, 5%, 10/01/29 (a)	3,500	3,085,880

	Orlando, Florida, Senior Tourist Development Tax Revenue Bonds (6th
	Cent Contract Payments), Series A, 5.25%, 11/01/38 (c)	2,000	1,812,980

	Orlando, Florida, Utilities Commission, Water and Electric Revenue
	Refunding Bonds, Series C, 5.25%, 10/01/23	140	140,829

	Orlando-Orange County Expressway Authority, Florida, Expressway
	Revenue Bonds, Series B, 5%, 7/01/30 (a)	3,000	2,632,050

	Orlando-Orange County Expressway Authority, Florida, Expressway
	Revenue Bonds, Series B, 5%, 7/01/35 (a)	8,085	6,873,059

Osceola County, Florida, Tourist Development Tax Revenue Bonds, Series
	A, 5.50%, 10/01/27 (g)(k)	1,760	1,651,707

	Palm Beach County, Florida, Airport System Revenue Bonds, AMT, Series
	A, 5%, 10/01/34 (g)	5,000	3,679,200

	Palm Beach County, Florida, Criminal Justice Facilities Revenue Bonds,
	7.20%, 6/01/15 (g)(k)	3,390	3,930,841

	Palm Beach County, Florida, School Board, COP, Series A,
	6.25%, 8/01/10 (i)(k)	6,000	6,444,720

	Palm Beach County, Florida, School Board, COP, Series A,
	5%, 8/01/31 (h)	2,200	1,971,332

	Pinellas County, Florida, HFA, S/F Housing Revenue Refunding Bonds
	(Multi-County Program), AMT, Series A-1, 6.30%, 9/01/20 (d)(f)	255	257,117

	Pinellas County, Florida, HFA, S/F Housing Revenue Refunding Bonds
	(Multi-County Program), AMT, Series A-1, 6.35%, 9/01/25 (d)(f)	380	383,279

	Port Everglades Authority, Florida, Port Revenue Bonds,
	7.125%, 11/01/16 (o)	1,020	1,157,557

	Port St. Lucie, Florida, Utility Revenue Bonds, 5.25%, 9/01/25 (g)	1,215	1,137,495

BlackRock MuniYield Investment Fund
Schedule of Investments October 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	Saint Johns County, Florida, Ponte Vedra Utility System Revenue Bonds,
	5%, 10/01/35 (h)	$ 1,000	$ 875,650

	Saint Johns County, Florida, Sales Tax Revenue Bonds, Series A,
	5.25%, 10/01/32 (a)	2,400	2,194,968

	Saint Johns County, Florida, Sales Tax Revenue Bonds, Series A,
	5.25%, 10/01/34 (a)	1,200	1,090,380

	Saint Johns County, Florida, Sales Tax Revenue Bonds, Series B,
	5.25%, 10/01/32 (a)	1,015	928,289

	Santa Rosa County, Florida, School Board, COP, Refunding, Series 2,
	5.25%, 2/01/26 (g)(k)	1,180	1,092,751

	Santa Rosa County, Florida, School Board, COP, Refunding, Series 2,
	5.25%, 2/01/31 (g)(k)	1,820	1,634,870

	Seminole County, Florida, Water and Sewer Revenue Bonds,
	5%, 10/01/31	5,000	4,585,000

South Lake County, Florida, Hospital District Revenue Bonds (South Lake
	Hospital Inc.), 5.80%, 10/01/34	1,000	784,670

South Lake County, Florida, Hospital District Revenue Bonds (South Lake
	Hospital Inc.), 6.375%, 10/01/34	1,150	953,362

	Sumter County, Florida, Capital Improvement Revenue Bonds,
	5%, 6/01/26 (a)	2,190	2,069,857

	Sumter County, Florida, Capital Improvement Revenue Bonds,
	5%, 6/01/30 (a)	3,500	3,226,335

	University of Central Florida Athletics Association Inc., COP, Series A,
	5.25%, 10/01/34 (g)(k)	3,235	2,578,198

	University of Central Florida, COP (UCF Convocation Center), Series A,
	5%, 10/01/35 (g)(k)	4,400	3,556,388

	Village Center Community Development District, Florida, Recreational
	Revenue Bonds, Series A, 5.375%, 11/01/34 (g)	1,995	1,744,408

	Village Center Community Development District, Florida, Recreational
	Revenue Bonds, Series A, 5.125%, 11/01/36 (g)	1,000	832,670

Village Center Community Development District, Florida, Utility Revenue
	Bonds, 5.125%, 10/01/28 (g)	5,040	4,451,126

	Volusia County, Florida, IDA, Student Housing Revenue Bonds (Stetson
	University Project), Series A, 5%, 6/01/35 (p)	1,000	743,810

	Volusia County, Florida, School Board, COP (Master Lease Program),
	5.50%, 8/01/24 (h)	5,000	5,180,350

			212,474,734

Georgia - 1.9%	Atlanta, Georgia, Airport Passenger Facility Charge and Subordinate Lien
	General Revenue Refunding Bonds, Series C, 5%, 1/01/33 (h)	3,270	2,963,470

Nevada - 3.2%	Clark County, Nevada, Water Reclamation District, Limited Tax, GO, 6%,
	7/01/38	5,000	5,091,250

South Carolina - 2.0%	South Carolina State Public Service Authority, Revenue Refunding Bonds,
	Series A, 5.50%, 1/01/38	3,250	3,100,175

BlackRock MuniYield Investment Fund
Schedule of Investments October 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

Texas - 1.1%	North Texas Tollway Authority, System Revenue Refunding Bonds, First
	Tier, Series K-1, 5.75%, 1/01/38 (c)	$ 1,750	$ 1,687,595

Puerto Rico - 3.3%	Puerto Rico Commonwealth Aqueduct and Sewer Authority, Senior Lien
	Revenue Bonds, Series A, 6%, 7/01/44	4,200	3,734,136

	Puerto Rico Public Buildings Authority, Government Facilities Revenue
	Refunding Bonds, Series I, 5%, 7/01/36 (q)	1,975	1,571,251

			5,305,387

	Total Municipal Bonds - 147.0%		233,154,236

	Municipal Bonds Transferred to
	Tender Option Bond Trusts (r)

Florida - 18.1%	Jacksonville Electric Authority, Florida, Saint John's River Power Park
	System Revenue Bonds, Issue Three, Series 2, 5%, 10/01/37	2,100	1,844,430

	Jacksonville, Florida, Sales Tax Revenue Bonds, 5%, 10/01/27 (g)	2,700	2,591,406

	Lee County, Florida, HFA, S/F Mortgage Revenue Bonds (Multi-County
	Program), AMT, Series A-2, 6%, 9/01/40 (d)(e)(f)	2,505	2,420,707

	Manatee County, Florida, HFA, Homeowner Revenue Bonds, AMT, Series
	A, 5.90%, 9/01/40 (d)(e)(f)	1,391	1,243,251

Miami-Dade County, Florida, Health Facilities Authority, Hospital Revenue
	Refunding Bonds (Miami Children's Hospital),
	Series A, 5.625%, 8/15/17 (a)	6,595	7,090,548

	Polk County, Florida, School Board COP, Master Lease, Series A, 5.50%,
	1/01/10 (h)	4,397	4,354,766

	South Broward, Florida, Hospital District, Hospital Revenue Bonds,
	5.625%, 5/01/32 (g)	8,500	9,235,760

	Total Municipal Bonds Transferred to
	Tender Option Bond Trusts - 18.1%		28,780,868

	Total Long-Term Investments
	(Cost - $287,912,775) - 165.1%		261,935,104

	Short-Term Securities	Shares

	CMA Florida Municipal Money Fund, 1.12% (s)(t)	9,592,725	9,592,725

	Total Short-Term Securities
	(Cost - $9,592,725) - 6.0%		9,592,725

	Total Investments (Cost - $297,505,500*) - 171.1%		271,527,829
	Liabilities in Excess of Other Assets - (3.9)%		(6,218,726)
	Liability for Trust Certificates, Including Interest
	Expense and Fees Payable - (9.9)%		(15,765,374)
	Preferred Shares, at Redemption Value - (57.3)%		(90,875,277)

	Net Assets Applicable to Common Shares - 100.0%		$ 158,668,452

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2008, as computed for federal income tax purposes, were as follows:

	Aggregate cost	$ 280,725,528
	Gross unrealized appreciation	$ 4,162,697
	Gross unrealized depreciation	(28,970,683)
	Net unrealized depreciation	$ (24,807,986)

(a)	AMBAC Insured.
(b)	Radian Insured.
(c)	Assured Guaranty Insured.
6

BlackRock MuniYield Investment Fund Schedule of Investments October 31, 2008 (Unaudited)

(d)	FNMA Collateralized.

(e)	FHLMC Collateralized.

(f)	GNMA Collateralized.

(g)	MBIA Insured.

(h)	FSA Insured.

(i)	U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(j)	ACA Insured.

(k)	FGIC Insured.

(l)	XL Capital Insured.

(m)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.

(n)	Security may have a maturity of more than one year at the time of issuance, but has variable rate and demand features that qualify it as a short-term security.

(o)	Security is collateralized by Municipal or U.S. Treasury Obligations.

(p)	CIFG Insured.

(q)	Commonwealth Guaranteed.

(r)	Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing

(s)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Affiliate	Net Activity	Income

	CMA Florida Municipal Money Fund	2,107,309	$20,841

(t)	Represents the current yield as of report date.

Effective August 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 - price quotations in active markets/exchanges for identical securities

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market- corroborated inputs)

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

BlackRock MuniYield Investment Fund

Schedule of Investments October 31, 2008 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of October 31, 2008 in determining the fair valuation of the Fund's investments:

Valuation	Investments in
Inputs	Securities

Level 1	$ 9,592,725
Level 2	261,935,104
Level 3	-

Total	$ 271,527,829

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule
30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-
3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Investment Fund

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock MuniYield Investment Fund

Date: December 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Investment Fund

Date: December 19, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Investment Fund

Date: December 19, 2008